Schedule of Investments (unaudited)
July 31, 2024
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 99.1%
iShares Developed Real Estate Index Fund, Class K	17,415	$ 167,009
iShares ESG Aware MSCI EAFE ETF	9,055	730,376
iShares ESG Aware MSCI EM ETF	9,343	316,541
iShares ESG Aware MSCI USA ETF(b)	17,730	2,146,394
iShares ESG Aware MSCI USA Small-Cap ETF	5,878	244,113
iShares MSCI Canada ETF	2,253	87,687
iShares MSCI EAFE Small-Cap ETF	1,840	119,214
iShares MSCI Emerging Markets Small-Cap ETF	864	52,955
		3,864,289
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF	744	35,385
iShares TIPS Bond ETF	36	3,894
		39,279
Security	Shares	Value

Money Market Funds — 41.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(d)	1,610,278	$ 1,610,923
Total Investments — 141.4% (Cost: $4,575,731)		5,514,491
Liabilities in Excess of Other Assets — (41.4)%		(1,614,791)
Net Assets — 100.0%		$ 3,899,700

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 241,416	$ 1,369,603 (a)	$ —	$ (108)	$ 12	$ 1,610,923	1,610,278	$ 2,193 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	16,504	—	(16,504)(a)	—	—	—	—	551	—
iShares Developed Real Estate Index Fund, Class K	115,218	44,106	(18,160)	62	25,783	167,009	17,415	4,334	—
iShares ESG Aware MSCI EAFE ETF	527,007	153,452	(66,654)	1,970	114,601	730,376	9,055	20,428	—
iShares ESG Aware MSCI EM ETF	228,704	87,339	(39,461)	(4,024)	43,983	316,541	9,343	7,492	—
iShares ESG Aware MSCI USA ETF	1,467,752	360,656	(184,721)	4,476	498,231	2,146,394	17,730	17,653	—
iShares ESG Aware MSCI USA Small-Cap ETF	136,933	86,020	(28,891)	148	49,903	244,113	5,878	1,656	—
iShares ESG Aware U.S. Aggregate Bond ETF	25,481	10,106	(2,090)	(460)	2,348	35,385	744	903	—
iShares MSCI Canada ETF	60,274	18,435	(5,905)	115	14,768	87,687	2,253	1,761	—
iShares MSCI EAFE Small-Cap ETF	85,396	23,246	(8,144)	101	18,615	119,214	1,840	2,984	—
iShares MSCI Emerging Markets Small-Cap ETF	38,599	10,662	(3,759)	(70)	7,523	52,955	864	1,164	—
iShares TIPS Bond ETF	2,159	1,793	(212)	(1)	155	3,894	36	87	—
				$ 2,209	$ 775,922	$ 5,514,491		$ 61,206	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,864,289	$ —	$ —	$ 3,864,289
Fixed-Income Funds	39,279	—	—	39,279
Money Market Funds	1,610,923	—	—	1,610,923
	$5,514,491	$—	$—	$5,514,491

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International